WESMARK FUNDS

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                 April 2, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE: WesMark Funds (the "Registrant")
WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Government Bond Fund
WesMark West Virginia Municipal Bond Fund

            1933 Act File No. 333-16157
            1940 Act File No. 811-07925

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 31, 2007, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional
Information  contained  in  the  most  recent   Registration
Statement  for  the Registrant.   This  Registration  Statement
was electronically filed under Rule 485(b) as Post-Effective amendment No. 21 on March 30, 2007.

      If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                    Very truly yours,



                                    /s/ Todd P. Zerega
                                    Todd P. Zerega
                                    Assistant Secretary








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